Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total lease rental income	$ 192,497	$ 205,152	$ 579,561	$ 607,102
Europe
Segment Reporting Information [Line Items]
Total lease rental income	93,489	94,443	279,723	283,378
Asia
Segment Reporting Information [Line Items]
Total lease rental income	90,289	102,207	273,426	297,470
North / South America
Segment Reporting Information [Line Items]
Total lease rental income	8,520	8,481	25,757	25,756
All other international
Segment Reporting Information [Line Items]
Total lease rental income	199	21	655	498
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	1,261	1,618	4,196	4,756
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	520	710	1,974	1,915
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	290	383	1,139	998
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	12	20	52	37
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	211	300	761	854
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 7	$ 7	$ 22	$ 26